Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash	$ 5,605,847	$ 372,718	$ 427,722
Other current assets			664,000
Prepaid expenses and other current assets	4,332,653	144,994	29,989
Total current assets	9,938,500	517,712	1,121,711
Property and equipment, net	1,185	1,457	1,329
Total assets	9,939,685	519,169	1,123,040
Current liabilities:
Accounts payable	21,693
Accrued expenses	293,474	252,058	143,115
Contract liability	9,029,272
Other current liabilities	1,135,364		224,000
Total current liabilities	10,479,803	252,058	367,115
Total liabilities	10,479,803	252,058	367,115
Equity (deficit):
Common stock, $ 0.0001 par value, 100,000,000 shares authorized; 13,637,824 and 41,193,052 shares issued and outstanding at June 30, 2026 and September 30, 2025, respectively.	1,364	4,119	3,839
Additional paid in capital	6,855,010	4,433,669	1,102,685
Accumulated other comprehensive income	1,612
Accumulated deficit	(7,391,283)	(4,170,677)	(350,599)
Total Vertical Data Inc. (deficit) equity	(533,297)	267,111	755,925
Non-controlling interests	(6,821)
Total stockholders’ equity	(540,118)	267,111	755,925
Total liabilities and equity (deficit)	$ 9,939,685	$ 519,169	$ 1,123,040